CrossingBridge Ultra-Short Duration Fund
Schedule of Investments
December 31, 2025 (Unaudited)

CORPORATE BONDS - 68.5%		Par	Value
Accommodation and Food Services - 0.7%
GrubHub Holdings, Inc., 13.00% (or 7.00% PIK), 07/31/2030 (a)		$3,393,145	$2,779,007

Administrative and Support and Waste Management and Remediation Services - 2.8%
Expedia Group, Inc., 5.00%, 02/15/2026		7,761,000	7,762,068
Fidelity National Information Services, Inc., 1.15%, 03/01/2026		2,729,000	2,715,960
			10,478,028

Consumer Discretionary - 3.1%
Spirit Airlines, Inc., Series 2015-1, Series 2015-1, 4.10%, 04/01/2028		4,026,830	3,867,713
United Airlines, Inc., 4.38%, 04/15/2026 (a)		3,000,000	2,998,053
United Airlines, Inc., Series A
Series 2020-1, 5.88%, 10/15/2027		1,700,292	1,744,750
Series A, 4.00%, 04/11/2026		2,787,898	2,787,762
			11,398,278

Consumer Staples - 1.1%
Salmar ASA, 5.36% (3 mo. NIBOR + 1.15%), 01/30/2030	NOK	40,000,000	3,994,561

Finance and Insurance - 9.5%
American Express Co., 4.77% (SOFR + 0.81%), 07/20/2029		2,000,000	2,002,559
Crown Castle, Inc., 4.45%, 02/15/2026		4,226,000	4,225,391
Ford Motor Credit Co. LLC, 6.95%, 03/06/2026		5,500,000	5,512,667
General Motors Financial Co., Inc.
1.25%, 01/08/2026		6,500,000	6,496,864
5.25%, 03/01/2026		2,500,000	2,502,017
Icahn Enterprises LP, 6.25%, 05/15/2026		3,245,000	3,251,803
National Securities Clearing Corp., 4.35%, 05/20/2027 (a)		3,000,000	3,025,335
UBS Group AG, 5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (a)		8,455,000	8,458,325
			35,474,961

Health Care and Social Assistance - 2.4%
HCA, Inc., 5.25%, 06/15/2026		9,033,000	9,040,238

Holding Companies - 2.7%
Novedo Holding AB, 8.84% (3 mo. STIBOR + 7.00%), 09/23/2027	SEK	31,250,000	3,175,020
Stockwik Forvaltning AB, 9.10% (3 mo. STIBOR + 7.25%), 06/26/2029 (a)	SEK	58,750,000	6,764,243
			9,939,263

Information - 10.1%
AT&T, Inc., 7.13%, 03/15/2026		7,053,000	7,083,311
Calligo UK Ltd., 9.02% (or 9.02% PIK) (3 mo. EURIBOR + 7.00%), 12/29/2028 (b)	EUR	467,542	71,429
Electronic Arts, Inc., 4.80%, 03/01/2026		9,624,000	9,624,512
GCI LLC, 4.75%, 10/15/2028 (a)		4,170,000	4,069,770
Global Payments, Inc.
1.20%, 03/01/2026		4,772,000	4,750,055
4.80%, 04/01/2026		1,900,000	1,900,450
Hewlett Packard Enterprise Co., 4.81% (SOFR + 0.96%), 09/15/2028		2,000,000	2,007,970
T-Mobile USA, Inc., 2.25%, 02/15/2026		8,245,000	8,226,472
			37,733,969

Management of Companies and Enterprises - 1.6%
Genpact Luxembourg SARL, 1.75%, 04/10/2026		6,069,000	6,029,887

Manufacturing - 21.0%
Berry Global, Inc., 1.57%, 01/15/2026		8,883,000	8,874,238
Cannabist Co. Holdings, Inc., 9.25%, 12/31/2028		2,016,000	1,098,720
Dell International LLC, 4.90%, 10/01/2026		6,167,000	6,196,836
EIDP, Inc., 4.50%, 05/15/2026		2,829,000	2,831,644
Eli Lilly & Co., 5.00%, 02/27/2026		8,832,000	8,832,535
Elkem ASA, 5.78% (3 mo. NIBOR + 1.55%), 08/31/2028	NOK	25,000,000	2,512,823
Flex Ltd., 3.75%, 02/01/2026		3,850,000	3,846,811
Fortinet, Inc., 1.00%, 03/15/2026		2,999,000	2,979,487
Fortive Corp., 3.15%, 06/15/2026		4,000,000	3,984,849
GE HealthCare Technologies, Inc., 4.15%, 12/15/2028		1,000,000	1,003,362
Graphic Packaging International LLC, 1.51%, 04/15/2026 (a)		8,000,000	7,928,119
Jabil, Inc., 1.70%, 04/15/2026		6,700,000	6,654,389
Kraft Heinz Foods Co., 3.00%, 06/01/2026		5,696,000	5,671,978
McCormick & Co., Inc., 0.90%, 02/15/2026		4,113,000	4,097,253
NXP BV, 5.35%, 03/01/2026		3,090,000	3,090,232
Sealed Air Corp., 1.57%, 10/15/2026 (a)		2,271,000	2,223,462
Silgan Holdings, Inc., 1.40%, 04/01/2026 (a)		4,533,000	4,495,163
Sonoco Products Co., 4.45%, 09/01/2026		1,000,000	1,002,274
Western Digital Corp., 4.75%, 02/15/2026		1,140,000	1,144,685
			78,468,860

Other Services (except Public Administration) - 0.4%
Shutterfly Finance LLC, 9.75%, 10/01/2027 (a)		1,560,000	1,565,866

Professional, Scientific, and Technical Services - 4.4%
Marvell Technology, Inc., 1.65%, 04/15/2026		1,300,000	1,291,384
Oracle Corp.
2.65%, 07/15/2026		6,912,000	6,856,849
2.80%, 04/01/2027		3,556,000	3,487,339
VMware LLC, 1.40%, 08/15/2026		4,692,000	4,624,070
			16,259,642

Real Estate and Rental and Leasing - 1.7%
American Tower Corp., 4.40%, 02/15/2026		1,998,000	1,998,498
Penske Truck Leasing Co., 4.45%, 01/29/2026 (a)		2,025,000	2,025,725
ReadyCap Holdings LLC, 9.38%, 03/01/2028 (a)		2,462,000	2,472,443
			6,496,666

Retail Trade - 1.5%
CVS Health Corp., 5.00%, 02/20/2026		5,660,000	5,662,232

Transportation and Warehousing - 2.7%
Hawaiian Holdings, Inc., Series 2013-1, Series 2013-1, 3.90%, 01/15/2026		10,162,324	10,152,380

Utilities - 0.9%
Eidsiva Energi AS, 2.40%, 10/22/2026	NOK	36,000,000	3,516,968

Wholesale Trade - 1.9%
TD Synnex Corp., 1.75%, 08/09/2026		7,000,000	6,897,828
TOTAL CORPORATE BONDS (Cost $255,679,762)			255,888,634

BANK LOANS - 6.6%		Par	Value
Consumer Discretionary - 2.3%
Bally's Corp., First Lien, 7.37% (3 mo. Term SOFR + 3.25%), 10/02/2028		7,050,366	6,964,245
Marelli Delayed Draw, 11.75% (1 mo. Term SOFR + 7.75%), 03/09/2026		642,400	658,993
Marelli Term Loan, 11.75% (1 mo. Term SOFR + 7.75%), 03/09/2026		963,600	988,490
			8,611,728

Information - 0.5%
Audacy Capital LLC Exit Loan, 10.83% (1 mo. Term SOFR + 7.00%), 09/30/2029		1,891,323	1,827,491

Real Estate - 2.7%
CR Landco Austin, LLC, 10.00%, 10/15/2028 (c)		10,000,000	10,000,000

Real Estate and Rental and Leasing - 1.1%
Chicago Atlantic Real Estate Finance Term Loan, First Lien, 9.00%, 10/17/2028		4,356,000	4,334,220
TOTAL BANK LOANS (Cost $24,731,976)			24,773,439

MORTGAGE-BACKED SECURITIES - 5.7%		Par	Value
Finance and Insurance - 5.7%
ARES Commercial Mortgage Trust, Series 2024-IND2, Class A, 5.19% (1 mo. Term SOFR + 1.44%), 10/15/2034 (a)		5,130,000	5,139,467
BX Trust, A
Series 2024-KING, Class A, 5.29% (1 mo. Term SOFR + 1.54%), 05/15/2034 (a)		5,625,936	5,632,627
Series 2025-LUNR, Class A, 5.25% (1 mo. Term SOFR + 1.50%), 06/15/2040 (a)		6,258,146	6,275,038
DGWD Trust, A Series 2025-INFL, Class A, 5.35% (1 mo. Term SOFR + 1.60%), 08/15/2035 (a)		2,481,000	2,493,190
JP Morgan Chase Commercial Mortgage Securities, A Series 2021-MHC, Class A, 4.92% (1 mo. Term SOFR + 1.16%), 04/15/2038 (a)		1,881,704	1,881,815
			21,422,137
TOTAL MORTGAGE-BACKED SECURITIES (Cost $21,393,357)			21,422,137

CONVERTIBLE BONDS - 3.6%		Par	Value
Information - 1.6%
Bentley Systems, Inc., 0.13%, 01/15/2026		5,000,000	4,990,625
Leafly Holdings, Inc., 8.00%, 01/15/2026 (c)		900,000	765,000
			5,755,625

Technology - 2.0%
Confluent, Inc., 0.00%, 01/15/2027 (d)		7,700,000	7,495,950
TOTAL CONVERTIBLE BONDS (Cost $13,392,703)			13,251,575

ASSET-BACKED SECURITIES - 3.0%		Par	Value
Finance and Insurance - 3.0%
Alterna Funding LLC, A Series 2024-1A, Class A, 6.26%, 05/16/2039 (a)		1,529,989	1,534,134
Coinstar Funding LLC, A2 Series 2017-1A, Class A2, 5.22%, 04/25/2047 (a)		2,719,380	3,110,971
FNA Trust, A Series 2025-1, Class A, 5.62%, 03/15/2045 (a)(e)		1,966,139	1,983,083
RAM LLC, A
Series 2024-1, Class A, 6.67%, 02/15/2039 (a)		470,643	470,781
Series 2025-1, Class A, 5.45%, 05/15/2040 (a)		3,976,310	3,998,270
			11,097,239

Wholesale Trade - 0.0% (f)
PVOne LLC, A Series 2023-1A, Class A, 7.25%, 07/16/2035 (a)		233,497	233,688
TOTAL ASSET-BACKED SECURITIES (Cost $10,620,489)			11,330,927

MUNICIPAL BONDS - 2.3%		Par	Value
Missouri - 0.3%
City of Kansas City, MO, 3.86%, 03/01/2028 (g)		1,130,000	1,130,000

New York - 0.8%
New York State Dormitory Authority, 5.38%, 05/01/2035 (Obligor: Pace University) (g)		2,810,000	2,810,000

Pennsylvania - 1.2%
Pennsylvania Economic Development Financing Authority, 4.00%, 06/01/2041 (Obligor: Waste Management, Inc.) (g)(h)		4,640,000	4,643,717
TOTAL MUNICIPAL BONDS (Cost $8,580,000)			8,583,717

COMMON STOCKS - 0.0% (f)		Shares	Value
Manufacturing - 0.0% (f)
Cannabist Co. Holdings, Inc. (i)		475,193	27,989
Cannabist Co. Holdings, Inc. (b)(c)(i)		475,193	0
TOTAL COMMON STOCKS (Cost $115,778)			27,989

WARRANTS - 0.0% (f)		Contracts	Value
Information - 0.0% (f)
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $115,000.00 (b)(i)		5,553	0
TOTAL WARRANTS (Cost $0)			0

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER - 4.1%		Par	Value
Communications - 0.8%
TELUS Corp., 4.58%, 02/19/2026 (a)(j)		3,000,000	2,981,819

Consumer Staples - 1.8%
Dollarama, Inc., 4.28%, 01/28/2026 (a)(j)		6,806,000	6,784,729

Materials - 1.5%
International Flavors & Fragrances, Inc., 4.16%, 01/23/2026 (a)(j)		5,916,000	5,901,442
TOTAL COMMERCIAL PAPER (Cost $15,667,700)			15,667,990

MONEY MARKET FUNDS - 3.9%		Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (k)		14,436,674	14,436,674
TOTAL MONEY MARKET FUNDS (Cost $14,436,674)			14,436,674

U.S. TREASURY BILLS - 1.6%		Par	Value
4.20%, 01/08/2026 (j)		6,000,000	5,996,526
TOTAL U.S. TREASURY BILLS (Cost $5,995,199)			5,996,526

TOTAL INVESTMENTS - 99.3% (Cost $370,613,638)			371,379,608
Other Assets in Excess of Liabilities - 0.7%			2,473,275
TOTAL NET ASSETS - 100.0%			$373,852,883

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
NIBOR - Norway Interbank Offered Rate
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
STIBOR - Stockholm Interbank Offered Rate

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona USD - United States Dollar

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $97,226,565 or 26.0% of the Fund’s net assets.

(b)	Security is currently in default.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $10,765,000 or 2.9% of net assets as of December 31, 2025.

(d)	Zero coupon bonds make no periodic interest payments.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2025.

(f)	Represents less than 0.05% of net assets.
(g)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2025.

(h)	Security subject to the Alternative Minimum Tax ("AMT"). As of December 31, 2025, the total value of securities subject to the AMT was $4,643,717 or 1.2% of net assets.
(i)	Non-income producing security.
(j)	The rate shown is the annualized yield as of December 31, 2025.
(k)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

CrossingBridge Ultra-Short Duration Fund
Schedule of Forward Currency Contracts
December 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	01/15/2026	USD	95,171	EUR	82,000	$(1,266)
U.S. Bancorp Investments, Inc.	01/15/2026	USD	9,535,512	NOK	96,185,000	(7,645)
U.S. Bancorp Investments, Inc.	01/15/2026	USD	9,750,981	SEK	91,985,000	(248,399)
Net Unrealized Appreciation (Depreciation)						$(257,310)

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

CrossingBridge Ultra-Short Duration Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$255,888,634	$–	$255,888,634
Bank Loans	–	14,773,439	10,000,000	24,773,439
Mortgage-Backed Securities	–	21,422,137	–	21,422,137
Convertible Bonds	–	12,486,575	765,000	13,251,575
Asset-Backed Securities	–	11,330,927	–	11,330,927
Municipal Bonds	–	8,583,717	–	8,583,717
Common Stocks	27,989	–	0	27,989
Warrants	0	–	–	0
Commercial Paper	–	15,667,990	–	15,667,990
Money Market Funds	14,436,674	–	–	14,436,674
U.S. Treasury Bills	–	5,996,526	–	5,996,526
Total Investments	$14,464,663	$346,149,945	$10,765,000	$371,379,608

Liabilities:
Other Financial Instruments:
Forward Currency Contracts*	$–	$(257,310)	$–	$(257,310)
Total Other Financial Instruments	$–	$(257,310)	$–	$(257,310)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of December 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Ultra-Short Duration Fund	Bank Loans	Convertible Bonds	Common Stocks
Beginning Balance - October 1, 2025	$-	$778,600	$0
Purchases	10,000,000	-	-
Sales	-	(16,000)	-
Realized gains	-	-	-
Realized losses	-	-	-
Corporate Actions	-	-	(57,889)
Accretion of discount/(amortization of premium)	-	-	-
Change in unrealized appreciation/(depreciation)	-	2,400	57,889
Transfer in/(out) of Level 3	-	-	-
Ending Balance - December 31, 2025	$10,000,000	$765,000	$0

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2025, includes the following:
	Bank Loans	Convertible Bonds	Common Stocks
	$-	$2,400	$-

To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied. Specifically, the matrix below provides a summary of the approach taken:
Type of Security	Examples of Input
Bank Loans, Corporate Bonds, Convertible Bonds, and Warrants	Primarily based on financial analysis employing quantitative and qualitative inputs such as but may not be limited to:
	discounted cashflow, sum-of-the parts, competitive comparable valuations, and liquidation analysis

Special Purpose Acquisition Companies (SPACs); SPAC founders shares	Upon separation, value based on public warrant pricing. Prior to separation, valued at $0.

Common Stock (Legended shares)	The firm applies a 25% discount to current market price for common stock with a legend attached to it.

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025:

CrossingBridge Ultra-Short Duration Fund
Descriptions	Fair Value December 31, 2025	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Bank Loans	$10,000,000	Market Approach	Transaction price	$100.00	$100.00	Increase
Convertible Bonds	$765,000	Market Approach	Recoverable value	$85.00	$85.00	Increase
Common Stocks	$0	Market Approach	Discount	100.00%	100.00%	Decrease

(1) Weighted average by relative fair value of the investments in that asset class.
(2) Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.